Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

The carrying amount of financial assets and contract assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was as follows:

	As at March 31
Particulars	2025	2026
Contract assets	507	83
Trade and other receivables	150,022	172,193
Term deposits	254,416	358,001
Cash and cash equivalents (except cash in hand)	508,627	424,534
Total	913,572	954,811

The cash and cash equivalents and term deposits are mainly held with banks, which are rated A-1+, A-1, A-3, AA+, A+, A-, BBB+, BBB, BBB-, based on ratings by rating agency: S&P Global. The Group considers that its cash and cash equivalents and term deposits have low credit risk based on the external credit ratings of the counterparties.

The maximum exposure to credit risk for trade and other receivables and contract assets at the reporting date, categorised by type of counterparty was as follows:

	As at March 31
Particulars	2025	2026
Airlines	35,212	31,669
Corporate customers	81,818	104,244
Retail customers	2,304	3,886
Deposits with hotels and others	12,148	12,323
Others	19,047	20,154
Total	150,529	172,276

Summary of Age of Trade and Other Receivables and Contract Assets, Term Deposits and Security Deposits

The age of trade and other receivables and contract assets at the reporting date was as follows:

	As at March 31
	2025		2026
Particulars	Gross	Impairment	Gross	Impairment
Not past due	84,968	—	91,672	—
Past due 0-30 days	28,649	—	46,282	—
Past due 30-90 days	22,846	—	22,628	—
Past due 90-180 days	7,647	—	7,047	—
More than 180 days	10,271	3,852	7,930	3,283
Total	154,381	3,852	175,559	3,283

Summary of Movement in Allowance for Doubtful Debts in Respect of Trade and Other Receivables and Contract Assets

The movement in the allowance for impairment in respect of trade and other receivables and contract assets during the year was as follows:

	For the year ended March 31
Particulars	2025	2026
Balance at the beginning of the year	3,199	3,852
Allowance for impairment	1,168	845
Amounts written off against the allowance	(464)	(1,158)
Effects of movement in exchange rate	(51)	(256)
Balance at the end of the year	3,852	3,283

Summary of Remaining Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements

The following are the remaining contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2025

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes due 2028	216,075	230,000	—	230,000	—	—	—
Bank overdraft	536	536	536	—	—	—	—
Lease liabilities	15,359	18,291	3,123	2,963	5,368	6,837	—
Secured bank loans	4,603	5,332	942	895	1,440	2,055	^
Trade and other payables	146,999	146,999	146,999	—	—	—	—
Other liabilities (related to business combinations)	16,786	16,786	—	4,390	—	12,396	—
Payable for deferred bookings	31,739	31,739	31,739	—	—	—	—
Refund due to customers	51,011	51,011	51,011	—	—	—	—
Total	483,108	500,694	234,350	238,248	6,808	21,288	^

Notes: ^ less than 1

* Represents undiscounted cash flows of principal and interest.

As at March 31, 2026

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Convertible notes due 2028	201,199	230,000	—	—	230,000	—	—
Convertible notes due 2030	1,188,965	1,432,500	—	—	—	1,432,500	—
Bank overdraft	822	822	822	—	—	—	—
Lease liabilities	11,786	13,450	2,969	2,566	4,598	3,317	—
Secured bank loans	3,649	4,163	871	813	1,249	1,230	^
Trade and other payables	135,777	135,777	135,777	—	—	—	—
Other liabilities (related to business combinations)	15,207	15,207	5,786	2,772	—	6,649	—
Payable for deferred bookings	30,677	30,677	30,677	—	—	—	—
Refund due to customers	52,634	52,634	52,634	—	—	—	—
Total	1,640,716	1,915,230	229,536	6,151	235,847	1,443,696	^

Notes: ^ less than 1

* Represents undiscounted cash flows of principal and interest.

The balanced view of liquidity and financial indebtedness (excluding lease liabilities) is stated in the table below:

	As at March 31
Particulars	2025	2026
Cash and cash equivalents, net of bank overdraft	508,362	424,004
Term deposits	254,416	358,001
Loans and borrowings	(220,678)	(1,393,813)
Net cash position	542,100	(611,808)

Summary of Currency Risk

Between USD and INR

	As at March 31
Particulars	2025	2026
Trade and other receivables	4,105	716
Trade and other payables	(201,045)	(226,582)
Cash and cash equivalents	76	131
Net exposure	(196,864)	(225,735)

Between AED and INR

	As at March 31
Particulars	2025	2026
Trade and other receivables	40,281	5,904
Trade and other payables	(1,341)	(24,579)
Cash and cash equivalents	20	28
Net exposure	38,960	(18,647)

Between INR and AED

	As at March 31
Particulars	2025	2026
Trade and other receivables	80,388	75,158
Net exposure	80,388	75,158

The following significant exchange rates have been applied during the year and as at year end:

	Average exchange rate per unit		Reporting date rate per unit
	For the year ended March 31		As at March 31
Particulars	2025	2026	2025	2026
INR to USD	0.0118	0.0113	0.0117	0.0107
INR to AED	0.0434	0.0395	0.0430	0.0391
AED to INR	23.0235	25.2845	23.2684	25.5578

Sensitivity Analysis of Exchange Rate

	For the year ended March 31
Particulars	2025	2026
	Profit or loss
10% strengthening of USD against INR	(19,686)	(22,574)
10% strengthening of AED against INR	3,896	(1,865)
10% strengthening of INR against AED	8,039	7,516

Summary of Fair Values of Financial Assets and Liabilities, together with Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

		As at March 31, 2025		As at March 31, 2026
Particulars	Note	Carrying amount	Fair value	Carrying amount	Fair value

Financial assets measured at fair value
Other investments - equity securities (FVOCI)	9	—	—	12,106	12,106
Other investments - equity securities (FVTPL)	9	591	591	317	317
Other investments - other securities (FVTPL)	9	305	305	257	257
		896	896	12,680	12,680

Financial assets not measured at fair value (amortised cost)
Trade and other receivables	21	150,022	150,022	172,193	172,193
Term deposits	23	254,416	254,416	358,001	358,001
Cash and cash equivalents	22	508,898	508,898	424,826	424,826
Other investments - other securities	9	76	76	76	76
		913,412	913,412	955,096	955,096

Financial liabilities measured at fair value
Other liabilities (related to business combinations)	29,30	16,786	16,786	12,811	12,811
		16,786	16,786	12,811	12,811

Financial liabilities not measured at fair value (amortised cost)
Secured bank loans	28	4,603	4,603	3,649	3,649
Bank overdraft	22	536	536	822	822
Trade and other payables	31	146,999	146,999	135,777	135,777
Refund due to customers	29	51,011	51,011	52,634	52,634
Other liabilities (related to business combination)	29	—	—	2,396	2,396
Convertible notes due 2028	28	216,075	214,262	201,199	199,949
Convertible notes due 2030	28	—	—	1,188,965	1,210,798
Payable for deferred bookings	10	31,739	31,739	30,677	30,677
		450,963	449,150	1,616,119	1,636,702

Summary of Financial Instruments Carried at Fair Value

	As at March 31, 2025
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVTPL)	—	—	591	591
Other investments - other securities (FVTPL)	305	—	—	305
Total	305	—	591	896
Other liabilities (related to business combinations)	—	—	16,786	16,786
Total	—	—	16,786	16,786

	As at March 31, 2026
Particulars	Level 1	Level 2	Level 3	Total

Other investments - equity securities (FVOCI)	—	—	12,106	12,106
Other investments - equity securities (FVTPL)	317	—	—	317
Other investments - other securities (FVTPL)	257	—	—	257
Total	574	—	12,106	12,680
Other liabilities (related to business combinations)	—	—	12,811	12,811
Total	—	—	12,811	12,811

Disclosure of Reconciliation of Level 3 Fair Value

The following tables show a reconciliation from the opening balances to the closing balances for Level 3 fair value:

	As at March 31, 2025
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	12,438	452	591
Acquired in business combinations (refer note 7 (b))	576	—	—
Total gains and losses recognized in:
—other comprehensive income
—net change in fair value	—	(452)	—
—foreign currency translation reserve	9	—	—
—effect of movements in foreign exchange rates	(309)	—	—
—accumulated deficit	4,072	—	—
Closing balances	16,786	—	591

	As at March 31, 2026
Particulars	Other liabilities (related to business combinations)	Other investments (equity securities-FVOCI)	Other investments (equity securities - FVTPL)

Opening balances	16,786	—	591
Addition due to discontinuation of equity accounted associate (refer note 8)	—	1,531	—
Acquisition during the year	—	10,300	—
Transfer out of Level 3 to Level 1			(591)
Total gains and losses recognized in:
—other comprehensive income
—net change in fair value	—	275	—
—foreign currency translation reserve	(1,451)	—	—
—effect of movements in foreign exchange rates	(19)	—	—
—accumulated deficit	(1,939)	—	—
Payment during the period (refer note 7 (c))	(566)	—	—
Closing balances	12,811	12,106	—

Summary of Financial Instruments Measured at Fair Value

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities (FVTPL)	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Net revenue multiple: March 31, 2025: 3.7 - 4.8	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other investments - equity securities (FVOCI) - Pasajebus SpA	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.	Net revenue multiple: 2 Net EBITDA multiple: 9.6	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower) – the net EBITDA multiple was higher (lower)
Other investments - equity securities (FVOCI) - Atlas Visa, Inc.	Price of recent transaction	Not applicable (N.A.)	N.A.
Other liabilities (related to business combinations) - Simplotel

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).

Volatility: March 31, 2025: 23.2% - 48.0%
Risk free interest rate: March 31, 2025: 6.60%
Discount rate: March 31, 2025: 13.3% - 19%
Revenue for 12 months ended on March 31, 2026: USD 2,579 (March 31, 2025 (Revenue for 12 months ended September 30, 2025) : USD 3,054)
EBITDA for 12 months ended on March 31, 2026: USD 474 (March 31, 2025 (EBITDA for 12 months ended September 30, 2025): USD 385)

The estimated fair value would increase (decrease) if:
– the volatility was higher (lower)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the revenue was higher (lower)
– the EBITDA was higher (lower)

Other liabilities (related to business combinations) - Savaari

Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and certain financial parameters.

Volatility: 17.9% - 42.1% (March 31, 2025: 22.3% - 40.5%)
Risk free interest rate: 6.55% (March 31, 2025: 6.55%)
Discount rate: 15.0%-20.0% (March 31, 2025: 17.4%-25.0%)
Net revenue - USD 6,713 - USD 10,446 (March 31, 2025: USD 9,217 - USD 14,575)
Servicing margin - USD 1,032 - USD 1,576 (March 31, 2025: USD 1,424 - USD 2,199)
Profit before tax - USD 879 - USD 1,633 (March 31, 2025: USD 2,124 - USD 4,345)
Financial parameters - N.A. (March 31, 2025: USD 4,549 - USD 6,656)

The estimated fair value would increase (decrease) if:
– the volatility was lower (higher)
– the risk free interest rate was lower (higher)
– the discount rate was lower (higher)
– the net revenue was higher (lower)
– the servicing margin was higher (lower)
– the profit before tax was higher (lower)
– the financial parameters were higher (lower)

Summary of Financial Instruments Not Measured at Fair Value

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: * Other financial assets include trade and other receivables, term deposits, cash and cash equivalents, and other investments-other securities. Other financial liabilities include secured bank loans, bank overdraft, trade and other payables, refund due to customers, payable for deferred bookings, convertible notes, other liabilities (related to business combinations) and lease liabilities.

Summary of Other Liabilities Related to Business Combination

For the fair values of other liabilities (related to business combinations) - Simplotel, reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2025		For the year ended March 31, 2026
	Equity		Equity
	Increase	Decrease	Increase	Decrease
Volatility (1% Movement)	(10)	10	N.A.	N.A.
Risk free interest rate (1% Movement)	7	(8)	N.A.	N.A.
Discount rate (0.5% Movement)	3	(3)	N.A.	N.A.
Revenue for 12 months ended September 30, 2025 (1% Movement)	(15)	14	N.A.	N.A.
Revenue for 12 months ended March 31, 2026 (1% Movement)	N.A.	N.A.	(34)	34
EBITDA for 12 months ended September 30, 2025 (1% Movement)	(1)	1	N.A.	N.A.
EBITDA for 12 months ended March 31, 2026 (1% Movement)	N.A.	N.A.	—	—

For the fair values of other liabilities (related to business combinations) - Savaari, reasonably possible changes in significant unobservable inputs at the reporting date, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2025		For the year ended March 31, 2026
	Equity		Equity
	Increase	Decrease	Increase	Decrease
Volatility (1% Movement)	81	(86)	50	(51)
Risk free interest rate (1% Movement)	143	(163)	38	(40)
Discount rate (0.5% Movement)	377	(352)	48	(48)
Net revenue (1% Movement)	(57)	69	(159)	157
Servicing margin (1% Movement)	(17)	17	(16)	16
Profit before tax (1% Movement)	(22)	22	(13)	13
Financial parameters (0.25% Movement)	(834)	1,781	N.A.	N.A.

Note: Except for Other liabilities (related to business combinations) – Simplotel and Savaari, reasonably possible changes in significant unobservable inputs for the other financial instruments measured at fair value would not result in a significant change in their fair values as at the reporting date.